Sales - Trade receivables - Long-term trade receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Revenue [abstract]
Long-term trade receivables, headset sales, installments, term, bottom of range	12 months
Change in IFRS 9 provision	€ 33	€ 3